Insurance Contract Receivables and Payables - Summary of insurance contract receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Insurance Contract Receivables and Payables
Insurance Contracts Receivables, Current	$ 671.6	$ 761.3
Insurance Contracts Receivables, Non-current	334.6	19.1
Insurance Contracts Receivables	1,006.2	780.4
Insurance premiums receivable from agents, brokers and other intermediaries
Insurance Contract Receivables and Payables
Insurance Contracts Receivables	273.5	428.8
Insurance contract receivables from third party administrators and other
Insurance Contract Receivables and Payables
Insurance Contracts Receivables	$ 732.7	$ 351.6